Shareholder Fees - FidelityStockSelectorAllCapFund-KPRO	Nov. 29, 2023 USD ($)
FidelityStockSelectorAllCapFund-KPRO | Fidelity Stock Selector All Cap Fund
Shareholder Fees:
(fees paid directly from your investment)	none